SUPPLEMENT TO THE PROSPECTUS,

SUMMARY PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF

WELLS FARGO SMALL TO MID CAP STOCK FUNDS

Wells Fargo Special Small Cap Value Fund

  (the “Fund”)

Effective immediately, Class B shareholders of other Wells Fargo Funds are no longer able to exchange their shares for Class B shares of the Fund.

            Effective on May 6, Class B shares of the Fund will no longer be offered. All references to Class B shares in the Fund’s prospectuses, summary prospectuses and SAI will be removed.

March 21, 2017                                                                                                           SCNR037/P201SP2